Credit Facility	12 Months Ended
Dec. 31, 2020
Credit Facility Abstract
Credit Facility

14. CREDIT FACILITY

On March 16, 2020, the Company closed a US$6-million bridge-loan credit facility (the “Credit Facility”) with Sprott Private Resource Lending II (Collector), LP (“Sprott Lending”). The Credit Facility carried interest at 10% per annum, compounded and payable monthly, and was due and payable in full on or before September 14, 2020. In consideration for the Facility, Excellon issued 107,291 common shares to Sprott Lending which were recorded in the consolidated statement of comprehensive income (loss) as finance costs.

The Company repaid the Credit Facility on August 4, 2020 on the closing of the Convertible Debenture financing (Note 16).